Working capital - Analysis of expected credit loss allowance for doubtful debts (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summary Of Additional Information About Working Capital [Abstract]
Balance at beginning of the year	£ 160	£ 113	£ 97
Exchange differences	(13)	(3)	3
Income statement (income)/charge	(15)	55	23
Written off	(20)	(5)	(10)
Ending balance	£ 112	£ 160	£ 113